Property Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Beginning of financial year	€ 1,085,632	€ 606,204
Impairment of property, plant and equipment	0	(5,000)
End of financial year	1,712,266	1,085,632	€ 606,204
Cost
Property, Plant and Equipment
Beginning of financial year	1,148,219	648,242	419,401
Acquisition of businesses		441,525
Additions	649,765	73,399	228,841
Disposals	(5,452)	(8,293)
Exchange differences	31,899	(6,654)
End of financial year	1,824,431	1,148,219	648,242
Accumulated depreciation and impairment
Property, Plant and Equipment
Beginning of financial year	(62,587)	(42,038)	(20,315)
Depreciation charge	54,862	22,503	21,723
Disposals	5,306	5,830
Exchange differences	22	(1,124)
Impairment of property, plant and equipment		5,000
End of financial year	(112,165)	(62,587)	(42,038)
Vessels
Property, Plant and Equipment
Beginning of financial year	507,633	242,712
Transfer from assets under construction		9,000
End of financial year	952,545	507,633	242,712
Vessels | Cost
Property, Plant and Equipment
Beginning of financial year	566,360	282,282	258,148
Acquisition of businesses		296,536
Additions	8,029	227	15,105
Transfer from assets under construction	468,678		9,029
Disposals	(5,146)	(8,002)
Exchange differences	18,743	(4,683)
End of financial year	1,056,664	566,360	282,282
Vessels | Accumulated depreciation and impairment
Property, Plant and Equipment
Beginning of financial year	(58,727)	(39,570)	(19,629)
Depreciation charge	50,571	20,847	19,941
Disposals	5,000	5,722
Exchange differences	(179)	(968)
Impairment of property, plant and equipment		5,000
End of financial year	(104,119)	(58,727)	(39,570)
Dry dock
Property, Plant and Equipment
Beginning of financial year	5,587	7,238
End of financial year	11,103	5,587	7,238
Dry dock | Cost
Property, Plant and Equipment
Beginning of financial year	9,135	9,261	1,983
Acquisition of businesses		171
Additions	4,377		5,281
Transfer from assets under construction	4,000		1,997
Disposals		(291)
Exchange differences	132	(6)
End of financial year	17,644	9,135	9,261
Dry dock | Accumulated depreciation and impairment
Property, Plant and Equipment
Beginning of financial year	(3,548)	(2,023)	(300)
Depreciation charge	3,125	1,637	1,723
Disposals		108
Exchange differences	(132)	(4)
End of financial year	(6,541)	(3,548)	(2,023)
Other fixtures and fittings
Property, Plant and Equipment
Beginning of financial year	667	91
End of financial year	12,008	667	91
Other fixtures and fittings | Cost
Property, Plant and Equipment
Beginning of financial year	979	536	536
Acquisition of businesses		599
Additions	12,680	3
Disposals	(306)
Exchange differences	160	(159)
End of financial year	13,513	979	536
Other fixtures and fittings | Accumulated depreciation and impairment
Property, Plant and Equipment
Beginning of financial year	(312)	(445)	(386)
Depreciation charge	1,166	19	59
Disposals	306
Exchange differences	333	(152)
End of financial year	(1,505)	(312)	(445)
Assets under construction
Property, Plant and Equipment
Beginning of financial year	571,745	356,163
Transfer from assets under construction		(11,000)
End of financial year	736,610	571,745	356,163
Assets under construction | Cost
Property, Plant and Equipment
Beginning of financial year	571,745	356,163	158,734
Acquisition of businesses		144,219
Additions	624,679	73,169	208,455
Transfer from assets under construction	(472,678)		(11,026)
Exchange differences	12,864	(1,806)
End of financial year	€ 736,610	€ 571,745	€ 356,163